Disclosure of Detailed Information about Right-of-Use Assets (Details) - USD ($)	3 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Right-of-use Assets
Balance, beginning of year	$ 557,022	$ 550,478
Acquired
Depreciation	(64,968)	(29,041)
Effect of foreign exchange	(1,472)	(58)
Balance, ending of year	$ 490,582	$ 521,379